Note 2 - Revenue	12 Months Ended
Sep. 30, 2022
Notes to Financial Statements
Revenue from Contract with Customer [Text Block]

2. REVENUE

The following tables show revenue disaggregated by source and customer type.

	2022	2021	2020
Spire
Gas Utility:
Residential	$1,416.6	$1,234.0	$1,184.3
Commercial & industrial	338.9	586.0	383.0
Transportation	118.0	122.9	115.8
Off-system & other incentive	42.0	152.7	38.4
Other customer revenue	19.9	22.2	26.2
Total revenue from contracts with customers	1,935.4	2,117.8	1,747.7
Changes in accrued revenue under alternative revenue programs	10.7	1.5	4.3
Total Gas Utility operating revenues	1,946.1	2,119.3	1,752.0
Gas Marketing	234.9	96.5	87.9
Midstream	53.1	52.6	43.1
Other	16.1	15.1	14.7
Total before eliminations	2,250.2	2,283.5	1,897.7
Intersegment eliminations (see Note 14, Information by Operating Segment)	(51.7)	(48.0)	(42.3)
Total Operating Revenues	$2,198.5	$2,235.5	$1,855.4
Spire Missouri
Residential	$1,061.4	$882.1	$859.6
Commercial & industrial	177.2	436.1	241.4
Transportation	33.3	33.5	32.9
Off-system & other incentive	25.2	145.6	35.1
Other customer revenue	11.1	16.3	22.3
Total revenue from contracts with customers	1,308.2	1,513.6	1,191.3
Changes in accrued revenue under alternative revenue programs	12.8	3.0	2.3
Total Operating Revenues	$1,321.0	$1,516.6	$1,193.6
Spire Alabama
Residential	$291.6	$288.0	$267.8
Commercial & industrial	119.1	114.9	109.4
Transportation	74.4	78.7	72.9
Off-system & other incentive	16.8	7.1	3.2
Other customer revenue	5.5	1.9	1.9
Total revenue from contracts with customers	507.4	490.6	455.2
Changes in accrued revenue under alternative revenue programs	1.7	3.4	(0.2)
Total Operating Revenues	$509.1	$494.0	$455.0

The Utilities sell natural gas to residential and other customers. The sale of natural gas is governed by the various state utility commissions, which set rates, charges, and terms and conditions of service, collectively included in a “tariff.” The performance obligation, which relates to the promise to provide natural gas, is satisfied over time as the customer simultaneously receives and consumes the natural gas, and revenue is recognized accordingly.

The Utilities’ transportation revenue relates to the promise to transport the specified quantities of natural gas at tariff rates. This performance obligation is satisfied over time as the gas is transported, and revenue is recognized as invoiced monthly.

The Utilities have alternative revenue programs (ARPs), which represent an agreement between the utility and its regulator, currently consisting of decoupling mechanisms (also known as weather normalization adjustments) and incentive programs (primarily Alabama’s Cost Control Measure). When the criteria to recognize additional (or reduced) revenue from ARPs have been met, the Utilities establish a regulatory asset (or liability). When amounts previously recognized for ARPs are billed, the Utilities reduce the regulatory asset (or liability) and increase (or decrease) accounts receivable. Billed amounts, which are part of the overall tariff paid by customers, are included in revenue from contracts with customers, while the change in the related regulatory asset or liability is presented as revenue from ARPs. Depending on whether the beginning accrued ARP balance was a regulatory asset or liability and depending on the size and direction of the current period accrual, the amount presented as revenue from ARPs could be negative.

The Utilities read meters and bill customers on monthly cycles. Spire Missouri, Spire Gulf and Spire Mississippi record their gas utility revenues from gas sales and transportation services on an accrual basis that includes estimated amounts for gas delivered but not yet billed. The accruals for unbilled revenues are reversed in the subsequent accounting period when meters are actually read and customers are billed. Spire Alabama records natural gas distribution revenues in accordance with the tariff established by the APSC. Unbilled revenue is accrued in an amount equal to the related gas cost, as profit margin is not considered earned until billed. Spire’s other subsidiaries, including Spire Marketing, record revenues when earned, as the product is delivered or as services are performed.

Gas Marketing’s contracts are derivatives. Wholesale contracts (with producers, municipalities, and utility companies) are subject to derivative accounting. Retail contracts (with large commercial and industrial customers) are designated as “normal purchase, normal sale” arrangements and are therefore accounted for as revenue from contracts with customers. The performance obligation is satisfied over time by the transfer of control of natural gas to the customer, and revenue is recognized as invoiced monthly.

Payments are generally required within 30 days of billing, and contracts generally do not have a significant financing component. Spire’s revenues are not subject to significant returns, refunds, or warranty obligations.

Spire, Spire Missouri, and Spire Alabama have elected to apply a “right to invoice” practical expedient, recognizing revenue for volumes delivered for which they have a right to invoice, as long as that amount corresponds with the value to the customer. Disclosures about remaining performance obligations are not required because either contracts have an original expected duration of one year or less, or revenue is recognized under the right to invoice practical expedient, or both.

Sales taxes imposed on applicable Spire Alabama and Spire Missouri sales are billed to customers. These amounts are not recorded in the statements of income but are recorded as tax collections payable and included in the “Other” line of the Current Liabilities section of the balance sheets.

Gross receipts taxes associated with the Company’s natural gas utility services are imposed on the Company, Spire Missouri, and Spire Alabama and billed to its customers. The expense amounts (shown in the table below) are reported gross in the “Taxes, other than income taxes” line in the statements of income, and corresponding revenues are reported in “Operating Revenues.”

	2022	2021	2020
Spire	$109.8	$94.0	$91.5
Spire Missouri	79.6	64.3	63.5
Spire Alabama	25.5	25.1	23.3